SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23068

Pointbreak ETF Trust

(Exact Name of Registrant as Specified in Charter)

915 Creed Road, Oakland CA 94610

(Address of Principal Executive Offices) (Zip Code)

Pointbreak Advisers LLC

Ms. Heather Harker

1500 West Avenue, Richmond VA 23220

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 804.402.1149

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1 – Reports to Shareholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

DECEMBER 31, 2015

POINTBREAK ETF TRUST

POINTBREAK ETF TRUST

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As of December 31, 2015 (the “Report Date”), the Pointbreak ETF Trust (the “Trust”) had one series of the Trust, the Pointbreak Buyback Index Fund (the “Fund”), which went effective with the U.S. Securities and Exchange Commission on December 22, 2015. The Fund had not listed on any securities exchange as of the Report Date and the only assets in the Fund as of the Report Date was the seed capital provided by the Fund’s Adviser, Pointbreak Advisers LLC (the “Adviser”). As of the Report Date, the Adviser was the only Shareholder of the Fund.

The Adviser has paid all expenses incurred by the Fund as of the Report Date. As the Fund has not commenced operations, there is no performance of the Fund or Fund expenses as of the Report Date.

POINTBREAK ETF TRUST – POINTBREAK BUYBACK INDEX FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

At December 31, 2015

Not applicable.

POINTBREAK ETF TRUST – POINTBREAK BUYBACK INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

December 31, 2015

ASSETS:
Cash	$100,000

Total Assets	$100,000

Paid in Capital	$100,000

NET ASSETS	$100,000

Shares outstanding (unlimited amount Authorized, $0.01 par value)	6,667

Net asset value, offering price, and redemption price per share	$15.00

The accompanying notes are an integral part of the Statements of Assets and Liabilities.

POINTBREAK ETF TRUST – POINTBREAK BUYBACK INDEX FUND

STATEMENT OF OPERATIONS (UNAUDITED)

For the period ended December 31, 2015

Not applicable as the Fund has not offered shares to the public as of the Report Date.

POINTBREAK ETF TRUST – POINTBREAK BUYBACK INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

For the period ended December 31, 2015

Not applicable as the Fund has not offered shares to the public as of the Report Date.

POINTBREAK ETF TRUST – POINTBREAK BUYBACK INDEX FUND

FINANCIAL HIGHLIGHTS

Not applicable as the Fund has not offered shares to the public as of the Report Date.

POINTBREAK ETF TRUST – POINTBREAK BUYBACK INDEX FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

1. Organization

Pointbreak ETF Trust (the “Trust”) consisted of one separate investment portfolio, the Pointbreak Buyback Index Fund (the “Fund”) as of December 31, 2015 (the “Report Date”). The Fund is an exchange–traded fund (“ETF”) that seeks to track the price and yield performance, before fees and expenses, of the Solactive Buyback Index (the “Index”). The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a replication strategy to achieve its investment objective, meaning, it generally will invest in substantially all of the securities in the Index, in approximately the same proportion as the Index. Under normal market conditions, the Fund generally will invest substantially all, but at least 90% of its total assets in the securities comprising the Index. In addition, the Fund may invest in cash and cash equivalents or money market instruments.

The Trust is a registered investment company organized as a Delaware statutory trust on June 18, 2015. The Trust has had no operations to date other than matters relating to its organization and registration as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the sale and issuance to Pointbreak Advisers LLC (the “Adviser”) of 6,667 shares of beneficial interest (“Shares”) of the Fund at a purchase price of $15.00 on October 19, 2015. The Adviser owns 100% of the outstanding shares of the Fund.

2. Summary of Significant Accounting Policies

The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Trust is an investment company and follows the accounting and reporting guidance in FASB Topic 946.

Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

FASB Interpretation Accounting Standards Codification (“ASC”) 740-10, Income Taxes, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740-10 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense.

ASC 740-10 requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly. The Fund will distribute its net capital gains, if any, to shareholders annually.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

The Trust (on behalf of the Fund) has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Pointbreak Advisers LLC (the “Adviser”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services, upon commencement of operations, the Fund will pay the Adviser an advisory fee, at an annual rate equal to 0.34% of its average daily net assets.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses paid, acquired fund fees and expenses, if any, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.34% of the average daily net assets for the Fund for the period from the Fund’s inception until December 31, 2017.

The Adviser may terminate the Expense Limitation Agreement at any time after December 31, 2017, but upon not less than 90 days’ notice to the Fund. The terms of the Expense Limitation Agreement may be revised upon renewal, if renewed. The Adviser is permitted to recoup from the Fund previously waived fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause such Fund’s operating expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed. For the period ended December 31, 2015, there have not been any expenses subject to the Expense Limitation Agreement, as the Fund has not commenced operations.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Baskets of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time, these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

Service Providers

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent. BBH has entered in an Administrative Agency Agreement, a Custodian and Transfer Agency Agreement with the Trust.

ALPS Distributors, Inc. serves as the Fund’s Distributor (the “Distributor”). The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it will distribute shares of the Fund in creation basket aggregations. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority (“FINRA”). Fees under the Distribution Agreement are paid by the Adviser until at least December 31, 2017 (the period for which the Expense Limitation Agreement is in effect”). The Adviser may also, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Solactive AG (the “Index Provider”) is the Index Provider for the Fund. The Index Provider is not affiliated with the Fund, the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider to use the Index. Fees under the Licensing Agreement are currently paid by the Adviser.

4. Organizational and Offering Costs

The Adviser has agreed to assume all organizational costs (and offering costs incurred prior to the Fund’s commencement of operations) on behalf of the Fund. As of December 31, 2015, the organizational costs for the Trust and the offering costs for the Fund were $103,059. These expenses will not be subject to reimbursement to the Adviser.

5. Capital

The Fund issues and redeems shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Cash Management Transactions

The Fund subscribes to BBH Cash Management Service (“CMS”). The BBH CMS is an investment product that, upon the Fund’s commencement of operations, will automatically sweep the Fund’s cash balances into overnight offshore time deposits with either BBH Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Fund to earn interest on cash balances.

Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction including, but not limited to, freeze, seizure, or diminution. The Fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the BBH CMS are accounted for on a cost basis, which approximates market value.

7. Beneficial Ownership

Certain owners of the Adviser are also owners, officers and/or trustees of the Trust. These individuals may receive benefits from any management fees paid to the Adviser. Because no shares of the Fund have been offered to the public as of the Report Date, there are no public shareholders owning more than 5% of the Fund’s shares as of December 31, 2015.

8. Trustee Fees

The Trust compensates each Trustee who is not an employee of the Adviser. Total Trustees’ fees are paid by the Adviser until the expiration of the Expense Limitation Agreement (December 31, 2017).

9. Subsequent Events

In accordance with the provisions set forth in ASC 855-10, Subsequent Events, management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through February 11, 2016, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

On December 23, 2015, January 14, 2016, January 15, 2016 and January 21, 2016, post-effective amendments to the registration statement for the Trust were filed with the U.S. Securities and Exchange Commission in order to add the following additional series to the Trust: Pointbreak Diversified Commodity Fund, Pointbreak China Large-Cap Index Fund, Pointbreak US Internet Index Fund, Pointbreak Cyber Security Index Fund and Pointbreak India Index Fund. As of February 11, 2016, none of the additional series have been declared effective by the SEC.

10. Portfolio Holdings (Unaudited)

The Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Because the Fund was declared effective by the Commission on December 22, 2015, but had not commenced operations as of the Report Date, the Fund only held cash as of the Report Date. You may obtain copies of the Fund’s Form N-Q, without charge, by contacting the Trust at 1.800.758.8320 or on the Commission’s website at www.sec.gov. You may also review and obtain a copy of the Form N-Q after paying a duplicating fee, by electronic request at: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an “in-person” meeting held on October 19, 2015 (the “Meeting”) in San Francisco, CA, the Board of Trustees (the “Board”) of Pointbreak ETF Trust (the “Trust”), including trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed issues pertaining to the proposed approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Pointbreak Buyback Index Fund (the “Fund”), and Pointbreak Advisers LLC (the “Adviser”) with representatives from the Adviser and with legal counsel. This information formed the primary basis for the Board’s determinations. During the Meeting, the Board received an oral presentation giving an overview of the Adviser and the biographical experience of the principals and proposed portfolio manager, and reviewed a memorandum from legal counsel that detailed the duties and responsibilities of the Trustees with respect to their consideration of the Advisory Agreement. The Board also considered and reviewed the advisory agreement materials distributed in advance of, and during, the Meeting, including the Advisory Agreement and Expense Limitation Agreement and an analysis that provided expense ratio information in comparison to peer registered investment companies.

The Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Fund. In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature and quality of the services; (2) the cost to the Adviser of providing the services and, accordingly, the profitability of the services to the Adviser; (3) the extent to which the Adviser realizes economies of scale as the Fund grows larger; (4) “fall-out” benefits from non-Fund business realized by the Adviser or its affiliates in connection with its activities on behalf of the Fund (such as sales of non-Fund products by the Adviser’s affiliates); (5) comparative fee structures of other advisers; and (6) the Trustees’ process in evaluating the fee structure. The Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling and considered all factors together.

With respect to the nature and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed all information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment objective of the Fund, the Fund’s index, information describing the Adviser’s current organization and the background and experience of the Adviser’s management persons. The Board also considered the qualifications of the Trust’s Chief Compliance Officer and the scope of the Trust’s and the Adviser’s Compliance Policies and Procedures; other services to be provided by the Adviser, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with application securities regulations; and the prior experience of personnel of the Adviser working with exchange-traded funds. The Board also considered the background and organization of the Fund’s index provider, Solactive AG. Based upon their review, the Board concluded that the Adviser was qualified to manage the Fund and oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Fund were expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Fund as well as the fee structure in place for the Fund. The Board noted that because the Fund was newly organized, the Adviser represented that profitability information was not yet determinable, and highly likely that the Adviser would be expected to absorb many fees incurred by the Fund though at least December 31, 2017. The Board considered that the Adviser would cover many of the start-up costs associated with the Fund.

The Board also reviewed information provided by the Adviser showing the proposed advisory fee for the Fund as compared to those of a peer group of ETFs. The Board noted that the services to be provided by the Adviser for the annual advisory fee of 0.34% of the Fund’s average daily net assets were lower than other ETF peers. The Board also noted that the Fund had an Expense Limitation Agreement in place with the Adviser so that through December 31, 2017, the Fund cannot pay more in expenses than 0.34% of the Fund’s daily net assets. The Board noted that the Expense Limitation Agreement does not cover interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Board considered that the Fund’s expense ratio was lower than those of the Fund’s peer group. The Board concluded that the Fund’s advisory fee was reasonable given the nature, extent, and anticipated quality of the services to be provided under the Advisory Agreement and the fee structure that would be in place.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Fund was newly organized, the Board determined to review economies of scale I the future when the Fund has been made available to the public and has attracted assets.

Given all the information available to it and considering all material factors, the Board, including the Independent Trustees, concluded that the Advisory Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and the Advisory Agreement, was unanimously approved for an initial term of two years.

Investment Adviser

Pointbreak Advisers LLC

P.O. Box 347312

San Francisco, CA 94134

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company

50 Post Office Square

Boston, Massachusetts 02110-1548

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Independent Registered Pubic Accounting Firm

Spicer Jeffries LLP

5251 S. Quebec Street

Greenwood Village, Colorado 80111

Trustees

Gavin Graham

John T. Hyland

Robert B. Thompson

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of the Fund is available without charge by calling 1.800.758.8320 and by the Commission’s website at www.sec.gov. There is no information regarding how the Fund voted proxies for the period ended December 31, 2015, as the Fund did not commence operations as of the Report Date.

ALPS Distributors, Inc.

Must be accompanies or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus of the Pointbreak Buyback Index Fund carefully before investing or sending money.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Schedule of Investments.

Schedule of Investments as of December 31, 2015, is not applicable, as noted in Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Note 10. Submission of Matters to Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of this document.
(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has material affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certification required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.

(a)(3)	Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as Exhibit 99.1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

POINTBREAK ETF TRUST

By:	/s/ John T. Hyland
Name:	John T. Hyland
Title:	President (Principal Executive Officer)
Date:	February 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Hyland
Name:	John T. Hyland
Title:	President (Principal Executive Officer)
Date:	February 11, 2016

By:	/s/ Howard Mah
Name:	Howard Mah
Title:	Principal Financial Officer
Date:	February 11, 2016